Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting
Summarized financial data of reportable segments

Summarized financial data of the Company’s reportable segments was as follows (in millions):

					Corporate
		European			items and
	U.S. Equities	Equities	U.S. Options	Global FX	eliminations	Total
2015:
Revenues	$1,386.8	$117.9	$242.2	$31.8	$—	$1,778.7
Revenues less cost of revenues	259.4	67.1	26.1	31.8	—	384.4
Depreciation and amortization	18.6	8.3	1.6	12.3	—	40.8
Operating income (loss)	149.2	31.9	9.8	(6.6)	(2.0)	182.3
Total assets	475.5	267.0	21.8	440.9	101.8	1,307.0
Goodwill	253.5	179.6	—	308.2	—	741.3
Intangible assets, net	106.6	32.6	—	99.6	0.2	239.0
Debt	—	—	—	0	677.6	677.6
Purchases of property and equipment	7.0	1.3	—	5.6	—	13.9
2014:
Revenues	$1,234.5	$99.1	$124.6	$—	$—	$1,458.2
Revenues less cost of revenues	224.3	66.4	16.8	—	—	307.5
Depreciation and amortization	19.9	7.6	0.9	—	—	28.4
Operating income (loss)	83.0	30.4	8.3	—	(2.1)	119.6
Total assets	704.9	283.0	6.2	—	6.0	1,000.1
Goodwill	253.5	188.2	—	—	—	441.7
Intangible assets, net	115.1	41.2	—	—	0.2	156.5
Debt	—	—	—	—	467.9	467.9
Purchases of property and equipment	24.4	0.8	—	—	—	25.2
2013:
Revenues	$662.8	$86.4	$92.3	$—	$—	$841.5
Revenues less cost of revenues	123.9	57.6	15.3	—	—	196.8
Depreciation and amortization	4.4	9.9	0.9	—	—	15.2
Operating income (loss)	77.3	17.4	8.4	—	(1.5)	101.6
Total assets	215.8	297.2	6.8	—	(67.5)	452.3
Goodwill	—	198.0	—	—	—	198.0
Intangible assets, net	—	48.8	—	—	0.2	49.0
Debt	—	—	—	—	241.4	241.4
Purchases of property and equipment	3.3	0.2	0.1	—	—	3.6

Summarized revenues and long lived assets, net by geographic area

The following table presents revenues and long‑lived assets, net by geographic area for 2015, 2014 and 2013 (in millions). Revenues are classified based upon the location of the trading venue. Long‑lived assets information is based on the physical location of the assets.

	Total	Long-lived
	revenues	assets
2015:
United States	$1,660.8	$793.5
United Kingdom	117.9	216.4
Total	$1,778.7	$1,009.9
2014:
United States	$1,359.1	$396.0
United Kingdom	99.1	231.2
Total	$1,458.2	$627.2
2013:
United States	$755.1	$8.1
United Kingdom	86.4	250.4
Total	$841.5	$258.5